Organization and principal activities - Schedule of principal subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2020
Wuhan Douyu Education Consulting Co., Ltd.[Member]
Date of incorporation/ establishment	Nov. 09, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Yuwan Culture Media Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 28, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Yuxing Tianxia Culture Media Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 24, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Yuyin Raoliang Culture Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 23, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Yu Leyou Internet Technology Co., Ltd.[Member]
Date of incorporation/ establishment	Nov. 09, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Douyu Yule Internet Technology Co., Ltd. ("Wuhan Yule") [Member]
Date of incorporation/ establishment	Apr. 02, 2018
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
DouYu Network Inc [Member]
Date of incorporation/ establishment	Jan. 12, 2018
Place of incorporation/ establishment	The British Virgin Islands
Percentage of direct/indirect ownership	100.00%
Douyu Hongkong Limited [Member]
Date of incorporation/ establishment	Jan. 24, 2018
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
Gogo Glocal Holding Limited[Member]
Date of incorporation/ establishment	Oct. 08, 2018
Place of incorporation/ establishment	Cayman
Percentage of direct/indirect ownership	100.00%
Wuhan Ouyue Online TV Co., Ltd.[Member]
Date of incorporation/ establishment	Feb. 03, 2016
Place of incorporation/ establishment	Wuhan
Percentage f direct/indirect ownership (VIEs)	100.00%
Wuhan Douyu Network Technology Co., Ltd.[Member]
Date of incorporation/ establishment	May 08, 2015
Place of incorporation/ establishment	Wuhan
Percentage f direct/indirect ownership (VIEs)	100.00%